Equity dividends (Tables)	12 Months Ended
Dec. 31, 2023
Equity dividends
Summary of ordinary dividends paid

ORDINARY DIVIDENDS PAID IN THE YEAR	2021 £m	2022 £m	2023 £m
RELX PLC	920	983	1,059